Scope of Consolidation and Summary of Significant Accounting Policies - Estimated useful lives, goodwill and impairment (Details)	12 Months Ended
Jun. 30, 2024 item
Useful lives
Cash-generating units	2
Period of budgets used for cash flow forecasts	5 years
Software and license
Useful lives
Estimated useful life of intangible assets	3 years
Minimum | Other fixed assets and office equipment
Useful lives
Estimated useful life of property and equipment	3 years
Maximum | Other fixed assets and office equipment
Useful lives
Estimated useful life of property and equipment	15 years